Acquisition costs and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2019 Options EquityInstruments £ / shares	Dec. 31, 2018 Options EquityInstruments £ / shares	Dec. 31, 2017 Options EquityInstruments £ / shares
Number of options
Balance at beginning of year	5,000,000	6,000,000
Balance at end of year	4,000,000	5,000,000	6,000,000
Number of awards
Weighted average share price | £ / shares	£ 15.05	£ 17.36	£ 17.51
SAYE options
Number of options
Balance at beginning of year	4,885,804	6,400,000	7,100,000
Granted	600,000	300,000	1,400,000
Modification	300,000
Exercised	(1,700,000)	(1,400,000)	(1,700,000)
Forfeited		(100,000)	(100,000)
Cancelled	(100,000)	(200,000)	(200,000)
Lapsed/Expired	(100,000)	(100,000)	(100,000)
Balance at end of year	3,805,447	4,885,804	6,400,000
Options immediately exercisable at end of year	900,000	800,000	400,000
Weighted average exercise price
Balance at beginning of year | £ / shares	£ 12.10	£ 11.74	£ 10.74
Granted | £ / shares	11.13	13.94	14.55
Modification | £ / shares	11.95
Exercised | £ / shares	10.87	10.85	10.07
Forfeited | £ / shares	12.87	12.25	10.83
Cancelled | £ / shares	12.82	12.43	11.19
Lapsed/Expired | £ / shares	12.93	12.60	10.86
Balance at end of year | £ / shares	12.38	12.10	11.74
Options immediately exercisable at end of year | £ / shares	£ 11.33	£ 10.37	£ 11.06
Incentive plans
Number of options
M&G plc awards derecognised on demerger	(100,000)
Weighted average exercise price
M&G plc awards derecognised on demerger | £ / shares	£ 13.37
Number of awards
Balance at beginning of year | EquityInstruments	32.8	33.6	30.2
Granted | EquityInstruments	13.4	10.7	12.7
Modification | EquityInstruments	4.3
Exercised | EquityInstruments	(9.8)	(8.7)	(7.3)
Forfeited | EquityInstruments	(2.5)	(2.6)	(1.3)
Cancelled | EquityInstruments	(0.7)		(0.1)
Lapsed/Expired | EquityInstruments	(1.0)	(0.2)	(0.6)
M&G plc awards derecognised on demerger | EquityInstruments	(3.5)
Balance at end of year | EquityInstruments	33.0	32.8	33.6